Long-Term Debt, Secured Term Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Intallment Vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Long-Term Debt [Abstract]
Restricted cash, non-current	$ 1,000	$ 1,000
Interest expense on long-term debt	1,179	8,499	$ 3,191
Accrued Liabilities [Member]
Long-Term Debt [Abstract]
Accrued interest	380	294
Interest and Finance Costs [Member]
Long-Term Debt [Abstract]
Interest expense on long-term debt	$ 3,614	9,039	$ 3,191
Secured Term Loans [Member]
Long-Term Debt [Abstract]
Frequency of loan repayments	quarterly
Number of balloon installment payments | Intallment	1
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Number of tanker vessels used as collateral | Vessel	4
Net book value of tanker vessels used as collateral	$ 117,370
Compensating cash balance required under loan agreements	10,000	10,000
Restricted cash, non-current	$ 1,000	$ 1,000
Covenant compliance	the Company was in compliance with all of its loan covenants
Weighted average interest rate	6.91%	7.60%	4.85%
Secured Term Loans [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate	0.65%
Arrangement fee percentage	0.50%
Secured Term Loans [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate	2.60%
Arrangement fee percentage	1.00%